LEASE RECEIVABLES - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Capital lease receivables	¥ 34,369	¥ 37,033
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7
TA Triumph-Adler AG
Leases Disclosure [Line Items]
Capital lease receivables	¥ 31,719	¥ 34,807